Leases (Details) - Schedule of Lease Obligations - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Lease Obligations [Line Items]
Current lease	€ 37,579	€ 55,961
Non-current lease	18,487	39,098
Total lease	€ 56,066	€ 95,059
Botton of range [Member]
Leases (Details) - Schedule of Lease Obligations [Line Items]
Discount Rate	1.50%
Maturity	2024
Top of range [Member]
Leases (Details) - Schedule of Lease Obligations [Line Items]
Discount Rate	3.00%
Maturity	2025